INTANGIBLE ASSETS - Movements (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of reconciliation of changes in intangible assets and goodwill
Average Amortization Rate, Intangible assets other than goodwill		0.00%
Opening balance	R$ 79,980,581	R$ 4,992,176
Effects of deconsolidation		(79,193)
Acquisition of investee control	1,266,650	1,130,030
Additions	288,876	75,100,651
Write-offs	(57,754)	3,345
Amortizations	(1,638,807)	(1,088,065)
Transfers assets held for sale	(1,675)
Transfers	28,370	(78,363)
Closing balance	79,866,241	79,980,581	R$ 4,992,176
Cost
Disclosure of reconciliation of changes in intangible assets and goodwill
Opening balance	82,334,412	6,178,062
Closing balance	83,867,468	82,334,412	6,178,062
Accumulated Depreciation and Impairment
Disclosure of reconciliation of changes in intangible assets and goodwill
Opening balance	(2,353,831)	(1,185,886)
Closing balance	(4,001,227)	(2,353,831)	(1,185,886)
Impairment
Disclosure of reconciliation of changes in intangible assets and goodwill
Opening balance	(152,988)	(71,451)
Additions		(100,153)
Write-offs	76,378	17,257
Transfers assets held for sale	460
Transfers	(1,359)	1,359
Closing balance	(77,509)	R$ (152,988)	R$ (71,451)
Concession Rights
Disclosure of reconciliation of changes in intangible assets and goodwill
Average Amortization Rate, Intangible assets other than goodwill		3.30%	2.97%
Opening balance	79,149,328	R$ 4,329,562
Acquisition of investee control	1,188,150	880,584
Additions	938	75,021,253
Write-offs	(59,325)	(1,156)
Amortizations	(1,584,994)	(1,021,931)
Transfers	31,466	(58,984)
Closing balance	78,725,563	79,149,328	R$ 4,329,562
Concession Rights | Cost
Disclosure of reconciliation of changes in intangible assets and goodwill
Opening balance	80,725,923	4,858,374
Closing balance	81,960,541	80,725,923	4,858,374
Concession Rights | Accumulated Depreciation and Impairment
Disclosure of reconciliation of changes in intangible assets and goodwill
Opening balance	(1,576,595)	(528,812)
Closing balance	(3,234,978)	R$ (1,576,595)	R$ (528,812)
Software
Disclosure of reconciliation of changes in intangible assets and goodwill
Average Amortization Rate, Intangible assets other than goodwill		20.00%	20.00%
Opening balance	112,533	R$ 120,097
Effects of deconsolidation		(18,790)
Acquisition of investee control	231	463
Additions	1,225	7,183
Write-offs	(618)
Amortizations	(17,733)	(18,198)
Transfers assets held for sale	(295)
Transfers	174,650	21,778
Closing balance	269,993	112,533	R$ 120,097
Software | Cost
Disclosure of reconciliation of changes in intangible assets and goodwill
Opening balance	473,331	585,584
Closing balance	633,504	473,331	585,584
Software | Accumulated Depreciation and Impairment
Disclosure of reconciliation of changes in intangible assets and goodwill
Opening balance	(360,798)	(465,487)
Closing balance	(363,511)	R$ (360,798)	R$ (465,487)
Use of the public property
Disclosure of reconciliation of changes in intangible assets and goodwill
Average Amortization Rate, Intangible assets other than goodwill		3.30%	1.91%
Opening balance	217,804	R$ 88,068
Acquisition of investee control	4,635	134,741
Additions	995
Amortizations	(8,085)	(5,005)
Closing balance	215,349	217,804	R$ 88,068
Use of the public property | Cost
Disclosure of reconciliation of changes in intangible assets and goodwill
Opening balance	306,888	107,547
Closing balance	314,044	306,888	107,547
Use of the public property | Accumulated Depreciation and Impairment
Disclosure of reconciliation of changes in intangible assets and goodwill
Opening balance	(89,084)	(19,479)
Closing balance	(98,695)	R$ (89,084)	(19,479)
Intangible assets in progress
Disclosure of reconciliation of changes in intangible assets and goodwill
Average Amortization Rate, Intangible assets other than goodwill		0.00%
Opening balance	505,533	R$ 456,897
Effects of deconsolidation		(60,403)
Acquisition of investee control	867	4,448
Additions	233,689	161,642
Write-offs	(179)	(5,002)
Transfers assets held for sale	(2,173)
Transfers	(175,177)	(52,049)
Closing balance	562,560	505,533	456,897
Intangible assets in progress | Cost
Disclosure of reconciliation of changes in intangible assets and goodwill
Opening balance	505,533	456,897
Closing balance	562,560	R$ 505,533	R$ 456,897
Others
Disclosure of reconciliation of changes in intangible assets and goodwill
Average Amortization Rate, Intangible assets other than goodwill		3.40%	4.82%
Opening balance	148,371	R$ 69,003
Acquisition of investee control	72,767	109,794
Additions	52,029	10,726
Write-offs	(74,010)	(7,754)
Amortizations	(27,995)	(42,931)
Transfers assets held for sale	333
Transfers	(1,210)	9,533
Closing balance	170,285	148,371	R$ 69,003
Others | Cost
Disclosure of reconciliation of changes in intangible assets and goodwill
Opening balance	322,737	169,660
Closing balance	396,819	322,737	169,660
Others | Accumulated Depreciation and Impairment
Disclosure of reconciliation of changes in intangible assets and goodwill
Opening balance	(174,366)	(100,657)
Closing balance	R$ (226,534)	R$ (174,366)	R$ (100,657)